SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18.  SUBSEQUENT EVENTS

Dismantle the VIE structure and divest mainland Companies controlled by VIE agreements

On January 15, 2022, Beijing Lianji Future Technology Co., Ltd., Beijing Lianji Technology Co., Ltd.(VIE), signed a Termination Agreement Re Existing Control Documents with Wang Zhiyou and Zhou Jie, the shareholders of Beijing Lianji Technology Co., Ltd.. According to the agreement, from the date hereof, each Party no longer retains any right under the Existing Control Documents and no longer needs to perform any obligation under the Existing Control Documents. However, the rights and obligations actually exercised by each Party based on any Existing Control Documents shall remain effective. Any income or other benefits of any nature funds obtained or actually received by any Party based on the Existing Control Documents need not be returned to the opposite Party, and the existing accounts receivable and payable between the Parties shall still be paid. Meanwhile, Beijing Lianji Future Technology Co., Ltd., Beijing Lianji Technology Co., Ltd., Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc. jointly signed an Agreement on Modification of Customer's Rights and Obligations. Beijing Lianji Technology Co., Ltd. transfered all of its receivables and other creditor's rights to Beijing Lianji Future Technology Co., Ltd., and all debts owned by Beijing Lianji Technology Co., Ltd. to Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc were borne by Beijing Lianji Future Technology Co., Ltd.

On January 15, 2022, Beijing Lianji Future Technology Co., Ltd., Mercurity (Beijing) Technology Co., Ltd. (VIE), signed a Termination Agreement Re Existing Control Documents with Wang Zhiyou, the shareholders of Beijing Lianji Technology Co., Ltd.. According to the agreement, from the date hereof, each Party no longer retains any right under the Existing Control Documents and no longer needs to perform any obligation under the Existing Control Documents. However, the rights and obligations actually exercised by each Party based on any Existing Control Documents shall remain effective. Any income or other benefits of any nature funds obtained or actually received by any Party based on the Existing Control Documents need not be returned to the opposite Party, and the existing accounts receivable and payable between the Parties shall still be paid. Meanwhile, Beijing Lianji Future Technology Co., Ltd., Mercurity (Beijing) Technology Co., Ltd., Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc. jointly signed an Agreement on Modification of Customer's Rights and Obligations. Mercurity (Beijing) Technology Co., Ltd. transfered all of its receivables and other creditor's rights to Beijing Lianji Future Technology Co., Ltd., and all debts owned by Mercurity (Beijing) Technology Co., Ltd. to Ucon Capital (HK) Limited, Mercurity Limited and Mercurity Fintech Holding Inc were borne by Beijing Lianji Future Technology Co., Ltd.

Beijing Lianji Technology Co., Ltd. and Mercurity (Beijing) Technology Co., Ltd. are no longer controlled by the Company and the Company no longer owns any companies controlled by VIE agreement.

18.  SUBSEQUENT EVENTS (CONTINUED)

An emergency caused by personal reasons of management and events that may cause significant losses to the company's assets

Mr. Wei Zhu, a director of the Board, the co-chairperson of the Board, the acting chief financial officer, and the co-chief executive officer of the Company, notified the Company of his resignation as a director, the co-chairperson, the acting chief financial officer, and the co-chief executive officer for personal reasons on March 28, 2022. Mr. Minghao Li, a member of the board of the directors (the "Board") of the Company, notified the Company of his resignation as a director for personal reasons on March 28, 2022. It has come to our attention that both Mr. Wei Zhu and Mr. Minghao Li have been detained and are currently under criminal investigation by the police in the People's Republic of China for potential charges unrelated to their positions or activities as officers and directors of the Company. The Company is not aware of the specific charges being investigated against each of Mr. Minghao Li and Mr. Wei Zhu.

As our former chief financial officer, Mr. Wei Zhu held the hardware cold wallet containing the Company's Bitcoin (BTC) and USD Coin (USDC) cryptocurrency. According to our communication with representatives from the Sheyang County Public Security Bureau of Yancheng City, Jiangsu Province, the Company suspected that during the course of the investigation, the police temporarily put a hold on the cold wallet which was maintained by Wei Zhu. The book value of the Bitcoins and USD Coins stored in the out-of-control wallet was $8,197,290. The Company verified that Bitcoins and USD Coins with a book value of $6,528,217 stored in the out-of-control wallet had been transferred to other unknown wallets.

The Company has engaged its PRC counsel, Deheng Law Offices, to actively communicate with the police to obtain information regarding the investigation and to release any of the Company’s assets that are currently or may be held by the police. The duration of the police investigation and its final results are unclear at this time and may be further delayed by the effects of COVID-19 restrictions in the PRC.